Other (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Summary of Other Income	Other Income (Expense)

	Year Ended December 31,
	2023 $	2022 $	2021 $
Foreign exchange gain	1,285	3,378	302
Other expense (1)(2)	(385)	(733)	(2,058)
Total	900	2,645	(1,756)
(1)    Includes an expense of $2.6 million related to the premiums paid in relation to the repurchase of 19 vessels previously under sale-leaseback arrangements and income of $1.7 million related to the settlement of a legal claim during the year ended December 31, 2023.
(2)    Includes an expense of $2.1 million related to the premiums paid in relation to the repurchase of eight vessels previously under sale-leaseback arrangements during the year ended December 31, 2021.